PROVISION FOR RECLAMATION AND REHABILITATION (Narrative) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Guanacevi, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, undiscounted amount	$ 6,190
Present value of the probability weighted future cash flows, risk free rate	6.80%
Inflation rate	4.20%
Bolanitos, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, undiscounted amount	$ 4,648
Present value of the probability weighted future cash flows, risk free rate	6.50%
Inflation rate	4.70%
El Compas, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, undiscounted amount	$ 187
Present value of the probability weighted future cash flows, risk free rate	6.20%
Inflation rate	5.50%